SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [Abstract]
Schedule of Share Capital
	December 31,
	2024		2023
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.2 par value each	15,000,000	6,514,589	15,000,000	5,079,313

Schedule of Changes in Share Capital
	Number of shares	NIS par value
Outstanding on January 1, 2023 (*)	4,146,868	829,374
Exercise of options and vesting of restricted share units (“RSUs”) (*)	10,423	2,085
Issuance of ordinary shares (*)	922,022	184,404

Outstanding on December 31, 2023 (*)	5,079,313	1,015,863
Issuance of ordinary shares	275,320	55,064

Exercise of options and vesting of RSUs	13,648	2,730

Exercise of pre-funded warrants	1,146,308	229,262

Outstanding on December 31, 2024	6,514,589	1,302,918

(*) Number of shares and NIS par value amounts have been retroactively adjusted to reflect the reverse share split at a ratio of 1-for-10, as mentioned below.

Schedule of Composition Non-Controlling Interests
	2024	2023

Balance as of January 1,	$16,632	$6,860

Forfeiture of non-controlling interests regarding share-based compensation	(206)	(71)

Share-based compensation	1,432	1,351

Issuance of a subsidiary ordinary shares to the company	-	809

Issuance of a subsidiary preferred shares to non-controlling interests	-	9,761

Benefit to non-controlling interests regarding share-based compensation	-	(3)

Loss attributed to non-controlling interests	(1,569)	(2,075)

Balance as of December 31,	$16,289	$16,632